Trade Payables and Other Current Liabilities - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	€ 231,020	€ 277,815
Payables to social security institutions	8,512	8,341
Payables to personnel	33,831	35,716
VAT payables	485	3,057
Other tax payables	6,147	7,272
Deferred income and prepayments	11,502	13,604
Allowance for future expected customer returns	5,889	6,898
Other	424	1,349
Total trade payables and other current liabilities	€ 297,810	€ 354,052